Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory consisted
	December 31, 2020	December 31, 2019
Goods in transit	$542,331	$1,170,641
Finished goods	6,881,437	1,316,742
Subtotal	7,423,768	2,487,383
Less: inventory reserve	(25,520)	-
Inventories, net	$7,398,248	$2,487,383